Trade accounts payable	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Trade accounts payable

7.      Trade accounts payable

Trade accounts payable in the consolidated statement of financial position as at December 31, 2021 and 2020, amounted to $1,100 and $4,758, respectively. Trade accounts payable are non-interest bearing.